Exception Level
Run Date - XX/XX/XXXX
Recovco ID	Loan # 1	Exception Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Reviewer Comments	Exception Remediation
NEPFDEATQ5D	XXXXXXXX	Credit	Resolved	1	NEPFDEATQ5D-0BLBZVJN	Credit
Covid-19 Guidelines require in addition to reviewing the credit report, there must be additional documentation verifying that all mortgage loans are current. The file is missing the addtional documentation to confirm the XXX, XXX and the XXXwere current as of the Note date on XX/XX/XXXX.
									XX/XX/XXXX VOM on XXX account provided		XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
CKBOQK1O5UD	XXXXXXXX	Credit	Resolved	1	CKBOQK1O5UD-0BLBZVJN	Credit	DU required the XXX to be paid off however the file is misisng the proof the XXX was paid.		XX/XX/XXXX -Evidence that XXX is paid off was provided		XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
HPD5PIVJSLQ	XXXXXXXX	Credit	Resolved	1	HPD5PIVJSLQ-JH48LW86	VVOE > 10 days prior to Note date	The file is missing a verbal VOE for the borrowers current employment with XXX.		XX/XX/XXXX - VVOE was provided confirming borrowers employment		XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
CT04JKWQWR0	XXXXXXXX	Credit	Resolved	1	CT04JKWQWR0-JH48LW86	VVOE > 10 days prior to Note date
Missing VVOEs for Borrower 1 and Borrower 2 dated within 10 days of the subject Note date XX/XX/XXXX (Pg 190) the VVOEs in the file for Borrower 1 was dated XX/XX/XXXX (Pg 869) and Borrower 2 XX/XX/XXXX (Pg 570).
									XX/XX/XXXX - VVOE provided for both borrowers - within 10 days of closing		XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
5CLLX2SJ2BH	XXXXXXXX	Legal Docs	Resolved	1	5CLLX2SJ2BH-12W30VUO	Title holder is not an individual	The Title Commitment reflects the current property vesting as a Trust; however, the loan file did not contain a Trust Certification as required for closings in the State of California.		XX/XX/XXXX - Title policy provided		XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
GPQB5SMN5P3	XXXXXXXX	Credit	Resolved	1	GPQB5SMN5P3-0BLBZVJN	Credit	The file is missing the documentation to support the payment history for the 2nd mortgage to XXX and XXX.		XX/XX/XXXX - Supporting documents to confirm payment history of 2nd mortgage provided		XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
YACMYQESIAI	XXXXXXXX	Credit	Resolved	1	YACMYQESIAI-N82WOOQJ	Guidelines	The file is missing the required additional documentation to support the XXX mortgage was current as of the Note date on XX/XX/XXXX.		XX/XX/XXXX - Mtg statement provided to confirm loan was current		XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
AJ1QQSOJS23	XXXXXXXX	Legal Docs	Resolved	1	AJ1QQSOJS23-EXSOIS8W	Mortgage missing / unexecuted	The Security Instrument (Mortgage/Deed of Trust) is missing.		XX/XX/XXXX - Mortgage provided		XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
RWXUR52DWPA	XXXXXXXX	Legal Docs	Resolved	1	RWXUR52DWPA-SQBKTREO	Condo / PUD rider Missing	The following referenced Rider is missing: PUD Rider		XX/XX/XXXX - Missing PUD rider provided		XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
G1JQ55VEQSX	XXXXXXXX	Legal Docs	Resolved	1	G1JQ55VEQSX-EXSOIS8W	Mortgage missing / unexecuted	The following section(s) of the Security Instrument (Mortgage/Deed of Trust) are incomplete: missing pages 13 and 14.		XX/XX/XXXX - Missing Mortage provided		XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
KV5VJSAQBDD	XXXXXXXX	Credit	Resolved	1	KV5VJSAQBDD-N82WOOQJ	Guidelines
The following items are missing from the loan file. The borrower has a gift letter in file - page 304- for $XXX from his spouse; however no validation of the donor funds or the transfer of these funds ins within the loan file. If the funds were wired directly to closing table, a copy of that wire is not in the file. These funds are needed to meet the overall asset requirements for the loan.
									XX/XX/XXXX - Gift letter provided		XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
3NHDM0NDZVR	XXXXXXXX	Valuation	Resolved	1	3NHDM0NDZVR-SWGGJEY3	Missing flood cert	A copy of the Flood Certificate for the subject property was not found in the file documents. This required document must be uploaded to the loan file.		XX/XX/XXXX - Flood Cert provided		XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
U5AFWCOFOWT	XXXXXXXX	Credit	Resolved	1	U5AFWCOFOWT-OPN6CQBU	Application Missing	Lender needs to provide the final executed 1003 as it is missing from the loan file.		XX/XX/XXXX - Final Application provided		XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
JLCHMQVWQMK	XXXXXXXX	Credit	Resolved	1	JLCHMQVWQMK-BGXHGJCO	Unable to verify PITI on other mortgage debt (ATR)	The loan file did not contain the documentation to verify the PITI on all REO properties. The loan file is missing the RE Taxes for the Commercial REO on 1-35.		XX/XX/XXXX - Evidence of T &I on REO property provided		XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
5CLLX2SJ2BH	XXXXXXXX	Compliance	Resolved	1	5CLLX2SJ2BH-KIH5QEQ5	Fraud Report	The Fraud Report reflects a NMLS Alert for XXX; however, the loan file does not contain documentation evidencing the NMLS license for XXX is valid and active.		XX/XX/XXXX - Evidence of NMLS license provided		XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
HJCATEM3DLZ	XXXXXXXX	Insurance	Resolved	1	HJCATEM3DLZ-7V8G8MVK	HOI
The file does not contain a copy of the subject condo unit hazard declarations reflecting that annual premium. Nor does the file contain a copy of the condo project hazard insurance declarations, specifying "walls-in" coverage is included in that policy. A copy of either or both of these documents is required to be uploaded to the file.
									XX/XX/XXXX - Evidence of Insurance provided		XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
N0LFFCE3W5H	XXXXXXXX	Legal Docs	Resolved	1	N0LFFCE3W5H-6HPPLAGC	Missing proof of hazard insurance	Missing hazard insurance for property		XX/XX/XXXX - Evidence of Insurance coverage provided		XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
4DXG23I55CP	XXXXXXXX	Credit	Resolved	1	4DXG23I55CP-E510UMK1	Transmittal (1008) is Missing	Missing the 1008 and the conditional approval from the file		XX/XX/XXXX - Complete 1008 provided		XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
M2WKQWTLHUD	XXXXXXXX	Credit	Resolved	1	M2WKQWTLHUD-HZ5671LK	Missing Doc	Missing final CD for XXX showing proceeds of sale.		XX/XX/XXXX - CD supporting additional assets provided		XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
Z3WYAKOENQ0	XXXXXXXX	Credit	Resolved	1	Z3WYAKOENQ0-HTEKL4JF	Asset do not meet guidelines
There is a 60 day printout dated through XX/XX/XXXX (page 386) which reflects $XXX in checking. Page 392 shows a $XXX Earnest Money Deposit clearing this account. This is superseded by a printout dated through XX/XX/XXXX (page 399) which shows a balance of $XXX and a deposit of $XXX into this account on XX/XX/XXXX. The $XXX deposit was sourced as coming out of the borrowers' business money market account (page 409) which reflected a balance of $XXX on XX/XX/XXXX after the transfer. There is no letter from the CPA indicating that the $XXX transfer and/or the business assets utilized for the transaction would not impact the borrowers' business.

We reviewed the income and based on the business cyclical we provided 12 months of bank statements supporting the income we used, we also provided a cash flow analysis which should be acceptable to clear this issue. Will you please re-review and advise?We reviewed the income and based on the business cyclical we provided 12 months of bank statements supporting the income we used, we also provided a cash flow analysis which should be acceptable to clear this issue. Will you please re-review and advise?
											XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
PGGEIXGKY3G	XXXXXXXX	Compliance	Resolved	1	PGGEIXGKY3G-EOCDDTAJ	ROR funding date before end of required rescission
The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
									True disbursement date provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
KKM0FT4VRLZ	XXXXXXXX	Compliance	Resolved	1	KKM0FT4VRLZ-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL provided		XX/XX/XXXX Not cleared. The document provided was the Affiliated Business Disclosure. The missing document is the Service Provider List. XX/XX/XXXX Cleared	XX/XX/XXXX Not cleared. The document provided was the Affiliated Business Disclosure. The missing document is the Service Provider List. XX/XX/XXXX Cleared
XWPCBXNQDKJ	XXXXXXXX	Compliance	Resolved	1	XWPCBXNQDKJ-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
YRYOYXXKGOO	XXXXXXXX	Compliance	Resolved	1	YRYOYXXKGOO-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
K5RJDPCNUIX	XXXXXXXX	Compliance	Resolved	1	K5RJDPCNUIX-OMJP9SOP	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL provided
XX/XX/XXXX Not cleared. The information provided is not sufficient to cure the violation. The COC and LE dated XX/XX/XXXX were received, however, the Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

XX/XX/XXXX Not cleared. The information provided is not sufficient to cure the violation. The COC and LE dated XX/XX/XXXX were received again, however, the Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

XX/XX/XXXX Cleared

XX/XX/XXXX Not cleared. The information provided is not sufficient to cure the violation. The COC and LE dated XX/XX/XXXX were received, however, the Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

XX/XX/XXXX Not cleared. The information provided is not sufficient to cure the violation. The COC and LE dated XX/XX/XXXX were received again, however, the Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

XX/XX/XXXX Cleared

CMSQKT5PZMY	XXXXXXXX	Compliance	Resolved	1	CMSQKT5PZMY-OMJP9SOP	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
PEYOCPCR33Z	XXXXXXXX	Compliance	Resolved	1	PEYOCPCR33Z-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
WDOO11UP0RM	XXXXXXXX	Compliance	Resolved	1	WDOO11UP0RM-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
4UXF1QYRXAE	XXXXXXXX	Compliance	Resolved	Resolved	4UXF1QYRXAE-AJUUGN04	* ComplianceEase TRID Tolerance Test Failed (Lvl R)
The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). Because the SPL was missing, fees in Section C were subject to 10% tolerance. The changes resulted in threshold to go above allowable tolerance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase or providing evidence that shows the SPL was delivered timely. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
									SPL provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
IQ22P5FTRM1	XXXXXXXX	Compliance	Resolved	Resolved	IQ22P5FTRM1-AJUUGN04	* ComplianceEase TRID Tolerance Test Failed (Lvl R)
The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). Because the SPL was missing, fees in Section C were subject to 10% tolerance. The changes resulted in threshold to go above allowable tolerance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase or providing evidence that shows the SPL was delivered timely. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
									SPL provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
LP1NRGTNK3S	XXXXXXXX	Compliance	Resolved	Resolved	LP1NRGTNK3S-AJUUGN04	* ComplianceEase TRID Tolerance Test Failed (Lvl R)
The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). Because the SPL was missing, fees in Section C were subject to 10% tolerance. The changes resulted in threshold to go above allowable tolerance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase or providing evidence that shows the SPL was delivered timely. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
									SPL provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
02X2GYQDQ33	XXXXXXXX	Compliance	Resolved	Resolved	02X2GYQDQ33-OMJP9SOP	* Missing TRID RESPA Disclosures (Lvl R)
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
4UXF1QYRXAE	XXXXXXXX	Compliance	Resolved	Resolved	4UXF1QYRXAE-OMJP9SOP	* Missing TRID RESPA Disclosures (Lvl R)
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
IQ22P5FTRM1	XXXXXXXX	Compliance	Resolved	Resolved	IQ22P5FTRM1-OMJP9SOP	* Missing TRID RESPA Disclosures (Lvl R)
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
LP1NRGTNK3S	XXXXXXXX	Compliance	Resolved	Resolved	LP1NRGTNK3S-MJ8JCGR2	* Missing TRID RESPA Disclosures (Lvl R)
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
OFZN0L2QI4X	XXXXXXXX	Compliance	Resolved	Resolved	OFZN0L2QI4X-MJ8JCGR2	* Missing TRID RESPA Disclosures (Lvl R)
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
YRYOYXXKGOO	XXXXXXXX	Compliance	Resolved	1	YRYOYXXKGOO-AJUUGN04	ComplianceEase TRID Tolerance Test Failed
The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). Because the SPL was missing/late, fees in Section C were subject to 10% tolerance. The changes resulted in threshold to go above allowable tolerance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase or providing evidence that shows the SPL was delivered timely.
									SPL provided
KJMSQPFQ15L	XXXXXXXX	Compliance	Resolved	1	KJMSQPFQ15L-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL dated XX/XX/XXXX		XX/XX/XXXX Not cleared. No documentation submitted. XX/XX/XXXX Cleared.	XX/XX/XXXX Not cleared. No documentation submitted. XX/XX/XXXX Cleared.
CO2DWFVMZFA	XXXXXXXX	Compliance	Resolved	1	CO2DWFVMZFA-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL dated XX/XX/XXXX		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
QBMZNIYOO2S	XXXXXXXX	Compliance	Resolved	1	QBMZNIYOO2S-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL dated XX/XX/XXXX		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
T1MYTCLFLNC	XXXXXXXX	Compliance	Resolved	1	T1MYTCLFLNC-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL dated XX/XX/XXXX		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
KJMSQPFQ15L	XXXXXXXX	Compliance	Resolved	1	KJMSQPFQ15L-AJUUGN04	ComplianceEase TRID Tolerance Test Failed
The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). Because the SPL was missing, fees in Section C were subject to 10% tolerance. The changes resulted in threshold to go above allowable tolerance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer, providing a valid reason for the increase or providing evidence that shows the SPL was delivered timely. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
									SPL dated XX/XX/XXXX		XX/XX/XXXX Not cleared. No documentation submitted.	XX/XX/XXXX Not cleared. No documentation submitted.
ZKQO3KIKAUH	XXXXXXXX	Compliance	Resolved	1	ZKQO3KIKAUH-OMJP9SOP	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL dated XX/XX/XXXX		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
H03XZPOO0AI	XXXXXXXX	Compliance	Resolved	1	H03XZPOO0AI-OMJP9SOP	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL
XX/XX/XXXX Not cleared. The information provided is not sufficient to cure the violation. The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

XX/XX/XXXX Cleared.

XX/XX/XXXX Not cleared. The information provided is not sufficient to cure the violation. The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

XX/XX/XXXX Cleared.

H03XZPOO0AI	XXXXXXXX	Compliance	Resolved	1	H03XZPOO0AI-AJUUGN04	ComplianceEase TRID Tolerance Test Failed
The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). Because the SPL was missing/late, fees in Section C were subject to 10% tolerance. The changes resulted in threshold to go above allowable tolerance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase or providing evidence that shows the SPL was delivered timely. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
									SPL
XX/XX/XXXX Not cleared. The information provided is not sufficient to cure the violation. Although the PCCD dated XX/XX/XXXX was submitted, the SPL is missing. Because the SPL was missing, fees in Section C were subject to 10% tolerance. The changes resulted in threshold to go above allowable tolerance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase or providing evidence that shows the SPL was delivered timely. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Cleared.

XX/XX/XXXX Not cleared. The information provided is not sufficient to cure the violation. Although the PCCD dated XX/XX/XXXX was submitted, the SPL is missing. Because the SPL was missing, fees in Section C were subject to 10% tolerance. The changes resulted in threshold to go above allowable tolerance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase or providing evidence that shows the SPL was delivered timely. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Cleared.

IMWO3W2T4JW	XXXXXXXX	Compliance	Resolved	1	IMWO3W2T4JW-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
1UCGK3P3S2T	XXXXXXXX	Compliance	Resolved	1	1UCGK3P3S2T-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
FLN5UCH2UVW	XXXXXXXX	Compliance	Resolved	1	FLN5UCH2UVW-OMJP9SOP	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
ICF3ZUDCXHY	XXXXXXXX	Compliance	Resolved	1	ICF3ZUDCXHY-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
JWBEYHUA0IB	XXXXXXXX	Compliance	Resolved	1	JWBEYHUA0IB-OMJP9SOP	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
PKZSC530XE3	XXXXXXXX	Compliance	Resolved	1	PKZSC530XE3-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
VEQBLEPZ5Y5	XXXXXXXX	Compliance	Resolved	1	VEQBLEPZ5Y5-OMJP9SOP	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
									SPL		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
XNNV1PP41P4	XXXXXXXX	Compliance	Resolved	1	XNNV1PP41P4-EOCDDTAJ	ROR funding date before end of required rescission
The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX. and per the last revised CD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
									PCCD provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
IHOZSQYFDOP	XXXXXXXX	Compliance	Resolved	1	IHOZSQYFDOP-MJ8JCGR2	Missing TRID RESPA Disclosures	The CD issued on XX/XX/XXXX does not reflect the correct Disbursement date when compared to the ALTA Statement. In addition, the CD has an incorrect Loan amount when compared to the Note.		LOE, PCCD, ALTA		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
IHOZSQYFDOP	XXXXXXXX	Compliance	Resolved	1	IHOZSQYFDOP-EOCDDTAJ	ROR funding date before end of required rescission
The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
									LOE, PCCD, ALTA		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
QXEMXMDUTWS	XXXXXXXX	Compliance	Resolved	1	QXEMXMDUTWS-OMJP9SOP	Missing TRID RESPA Disclosures
The CD issued on XX/XX/XXXX is inaccurate. Payee name for Title Fees charged to borrower on section B is missing. The defect can be cured by providing PCCD updated with payee name for Title fees in section B.
									LOE and PCCD		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
UCQVX1CA5UQ	XXXXXXXX	Compliance	Resolved	1	UCQVX1CA5UQ-EOCDDTAJ	ROR funding date before end of required rescission
The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
									LOE and PCCD		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
RWXUR52DWPA	XXXXXXXX	Compliance	Resolved	1	RWXUR52DWPA-OHRJB5B0	ComplianceEase TILA Test Failed
The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on <XX/XX/XXXX> and per the last revised CD/PCCD issued on <XX/XX/XXXX>, the loan disbursed on <XX/XX/XXXX>. Loan could not disburse until after the end of the rescission period; rescission ended on <XX/XX/XXXX>. The defect can be cured by providing the true funding date.
									LOE and PCCD		Cleared XX/XX/XXXX	Cleared XX/XX/XXXX
RWXUR52DWPA	XXXXXXXX	Compliance	Resolved	1	RWXUR52DWPA-TRKLWKHN	ComplianceEase Risk Indicator is "Moderate"
The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on <XX/XX/XXXX> and per the last revised CD/PCCD issued on <XX/XX/XXXX>, the loan disbursed on <XX/XX/XXXX>. Loan could not disburse until after the end of the rescission period; rescission ended on <XX/XX/XXXX>. The defect can be cured by providing the true funding date.
									LOE and PCCD
1AU1JNW52SA	XXXXXXXX	Compliance	Resolved	1	1AU1JNW52SA-MJ8JCGR2	Missing TRID RESPA Disclosures
The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.
									LE and SPL dated XX/XX/XXXX.		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
1AU1JNW52SA	XXXXXXXX	Compliance	Resolved	1	1AU1JNW52SA-OMJP9SOP	Missing TRID RESPA Disclosures
The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.
									LE and SPL dated XX/XX/XXXX		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
1AU1JNW52SA	XXXXXXXX	Compliance	Resolved	1	1AU1JNW52SA-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $XXX and will not reset. The violation may be cured if documentation is provided showing disclosures delivered timely.
									LE and SPL dated XX/XX/XXXX		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
XQMZQHYIQOU	XXXXXXXX	Compliance	Resolved	Resolved	XQMZQHYIQOU-OMJP9SOP	* Missing TRID RESPA Disclosures (Lvl R)
The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.
									Initial LE SSPL Proof of LE disclosure
XX/XX/XXXX Not cleared. The SPL provided was issued XX/XX/XXXX. This is not within 3 business of application (XX/XX/XXXX). The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.

XX/XX/XXXX Cleared.

XX/XX/XXXX Not cleared. The SPL provided was issued XX/XX/XXXX. This is not within 3 business of application (XX/XX/XXXX). The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.

XX/XX/XXXX Cleared.

XQMZQHYIQOU	XXXXXXXX	Compliance	Resolved	Resolved	XQMZQHYIQOU-DADZZYZO	* Missing evidence of TRID Disclosure Delivery (Lvl R)
The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.
									Initial LE SSPL Proof of LE Disclosure		XX/XX/XXXX Not cleared. Nothing has been provided to cure violation. XX/XX/XXXX Cleared.	XX/XX/XXXX Not cleared. Nothing has been provided to cure violation. XX/XX/XXXX Cleared.
XQMZQHYIQOU	XXXXXXXX	Compliance	Resolved	Resolved	XQMZQHYIQOU-GWM0NAOS	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on XX/XX/XXXX did not reset the baseline: Points - Loan Discount Fee, Application Fee, Lender Fees, Appraisal Fee, Appraisal Rush Fee, Credit Report Fee, Undisclosed Debt Report, Transfer Taxes.. The violation may be cured if documentation is provided showing the disclosure was delivered timely.
									Initial LE SSPL Proof of LE Disclosure		XX/XX/XXXX Not cleared. Nothing has been provided to cure violation. XX/XX/XXXX Cleared.	XX/XX/XXXX Not cleared. Nothing has been provided to cure violation. XX/XX/XXXX Cleared.
WELORMSOWLD	XXXXXXXX	Compliance	Resolved	1	WELORMSOWLD-AJUUGN04	ComplianceEase TRID Tolerance Test Failed
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $XXX and will not reset. The violation may be cured if documentation is provided showing disclosure was delivered timely.
									Initial LE datedXX/XX/XXXX
WELORMSOWLD	XXXXXXXX	Compliance	Resolved	1	WELORMSOWLD-MJ8JCGR2	Missing TRID RESPA Disclosures
The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.
									Initial LE dated XX/XX/XXXX		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
WELORMSOWLD	XXXXXXXX	Compliance	Resolved	1	WELORMSOWLD-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2
This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $XXX and will not reset. The violation may be cured if documentation is provided showing disclosures delivered timely.
									Initial LE dated XX/XX/XXXX		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
UMYZJ425OZK	XXXXXXXX	Compliance	Resolved	1	UMYZJ425OZK-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $XXX and will not reset. The violation may be cured if documentation is provided showing disclosures delivered timely.
									Initial LE dated XX/XX/XXXX		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
BXIRTWVINK5	XXXXXXXX	Compliance	Resolved	1	BXIRTWVINK5-OMJP9SOP	Missing TRID RESPA Disclosures
The initial 1003 is missing. Unable to determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List, Homeownership Counseling Disclosure. But we have taken the initial date from HOEPA/HMDA document i.e. XX/XX/XXXX.
									Initial 1003		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
0GQKVHECDCT	XXXXXXXX	Compliance	Resolved	1	0GQKVHECDCT-DADZZYZO	Missing evidence of TRID Disclosure Delivery
This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on XX/XX/XXXX was not received by the consumer 3-business days prior to consummation XX/XX/XXXX and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
									Evidence of receipt provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
OZARJQ1AED5	XXXXXXXX	Compliance	Resolved	1	OZARJQ1AED5-OMJP9SOP	Missing TRID RESPA Disclosures	The CD issued on XX/XX/XXXX is inaccurate. The Disbursement date reflects XX/XX/XXXX as the disbursement date. The consummation date is XX/XX/XXXX.		CD issued XX/XX/XXXX		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
IKHC4WRJZR2	XXXXXXXX	Eligibility	Resolved	1	IKHC4WRJZR2-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)
Originating underwriter did not include the primary residence payment of $XXX in the total debt. The borrower refinanced the primary on XX/XX/XXXX (P 282). Utilizing the lower payment reflected on the CD, the DTI increased from 35.76% to 52.7%, which exceeds guidelines.

XX/XX/XXXX: Not cleared. The documentation received does not change the following information resulting in the higher DTI. The Borrowers primary PITI with the refinance (see CD + tax and ins) = $XXX + subject property PITI of $XXX + other debt $XXX + $XXX neg. rent ( XXX) = $XXX / $XXX(review income) = XXX. Program max is 43%. The loan does not meet requirements.

XX/XX/XXXX: Not cleared. The documentation received does not change the following information resulting in the higher DTI. The Borrowers primary PITI with the refinance (see CD + tax and ins) = $XXX + subject property PITI of $XXX + other debt $XXX + $XXX neg. rent ( XXX) = $XXX / $XXX(review income) = XXX. Program max is 43%. The loan does not meet requirements.

NENBZBSLYOA	XXXXXXXX	Credit	Resolved	1	NENBZBSLYOA-08D7I9DC	Asset Verification insufficient
The CD reflected the borrower required $XXX at the close of the subject loan. In addition, the credit report shows an XXX, open (paid monthly) account with a balance of XXX As such, the borrower needed to verify $XXX The asset statements verified $XXX however are dated over 60 days as of the Note date on XX/XX/XXXX. As such, the file is missing satisfactory verification of $XXX
											XX/XX/XXXX: Cleared. The borrower paid off the XXX on the updated statement in file on XX/XX/XXXX. In addition the statement shows as of XX/XX/XXXX that the borrower has $XXX in assets.	XX/XX/XXXX: Cleared. The borrower paid off the XXX on the updated statement in file on XX/XX/XXXX. In addition the statement shows as of XX/XX/XXXX that the borrower has $XXX in assets.
VR4V4XNGF2Z	XXXXXXXX	Credit	Resolved	1	VR4V4XNGF2Z-HZ5671LK	Missing Doc	Missing borrower 2's pay stubs for both jobs, also missing 2 years of tax returns.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
OZARJQ1AED5	XXXXXXXX	Credit	Resolved	1	OZARJQ1AED5-JH48LW86	VVOE > 10 days prior to Note date	The file is documented with income for borrower 1 but a VVOE dated within 10 business days of the note is not included. A copy of that required document must be uploaded to the file documents.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
2J54ZATZX5D	XXXXXXXX	Credit	Resolved	1	2J54ZATZX5D-0BLBZVJN	Credit	The final application reflect a XXX with a monthly payment of $XXX however the file is missing documentation to confirm the monthly payment.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
YZPPFCUXZ5T	XXXXXXXX	Compliance	Resolved	1	YZPPFCUXZ5T-KIH5QEQ5	Fraud Report
The Fraud Report reflected Alerts for NMLS and XXXfor the lenderXXX. The loan file did not contain the NMLS validation that the lender,XXXs license is active and valid. The loan file did not contain a XXXsearch for the lenderXXX as required to clear the alerts.
											XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
2J54ZATZX5D	XXXXXXXX	AUS	Resolved	1	2J54ZATZX5D-7A53YLIZ	File Does Not Support Data Submitted to DU	LP proprerty is shown as Single Family Detached PUD. However the appraisal confirms the property type is an Attached PUD. LP need to be re-run with the correct property type.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
U022W0EOVIF	XXXXXXXX	Credit	Resolved	1	U022W0EOVIF-HZ5671LK	Missing Doc	Proof of rental agreement for past 2+ years.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
XQ5IIC1PSOM	XXXXXXXX	Credit	Resolved	1	XQ5IIC1PSOM-N82WOOQJ	Guidelines
The applicable guidelines (page 18 of 20) state that a POA LOX is required for all POAs to explain why the POA must be used and who will be signing on their behalf. While the wife is signing on the borrower's behalf, there is no explanation why a POA was utilized in this transaction.
											XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
XWPCBXNQDKJ	XXXXXXXX	Credit	Resolved	1	XWPCBXNQDKJ-HTEKL4JF	Asset do not meet guidelines
The applicable Guidelines dated XX/XX/XXXX (page 5 of 24) require all asset documentation to be within 90 days of the Note date. The Note date is XX/XX/XXXX. The loan file contains an Asset statement from Pax dated XX/XX/XXXX through XX/XX/XXXX reflecting a value of $XXX that is 99 days old. This asset account is needed to help satisfy the 12 month reserve requirement. An updated statement is missing from the loan file within the 90 days per guideline requirements.
											XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
TR1FZLM1HOQ	XXXXXXXX	Credit	Resolved	1	TR1FZLM1HOQ-0BLBZVJN	Credit
The DU Recommendation required the payment history for the XXX to be verified for the prior 12 months. However, the file is missing the required verification. The file has a credit supplement that shows the XXX but does not show any months reviewed and the mortgage statement shows the loan was last paid XX/XX/XXXX.
											XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
XQ5IIC1PSOM	XXXXXXXX	Credit	Resolved	1	XQ5IIC1PSOM-HTEKL4JF	Asset do not meet guidelines
The Loan Application indicates that the borrowers are selling their departing residence and netting $XXX and there is a Contract of Sale (page 267) for the departing residence, but there is no Settlement Statement showing net proceeds of $XXXX The borrowers do not have sufficient assets without evidence of the sale and net proceeds to the borrowers.
											XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
G25QO4PYYUY	XXXXXXXX	Credit	Resolved	1	G25QO4PYYUY-0BLBZVJN	Credit	The loan closed by Power of Attorney with the coborrower signing on behalf of the borrower. The loan file is missing an explanation to explain why a POA was utilized.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
YZPPFCUXZ5T	XXXXXXXX	Insurance	Resolved	1	YZPPFCUXZ5T-7V8G8MVK	HOI	The loan file contains the Homeowners Insurance on p798; however, the declarations page does not reflect the annual premium as required.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
BGLKNEQMW0W	XXXXXXXX	Credit	Resolved	1	BGLKNEQMW0W-JH48LW86	VVOE > 10 days prior to Note date	The loan file did not contain a VVOE dated within 10 days of the Note date of XX/XX/XXXX for the Co-Borrower as required per AUS/LP.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
MTI3JIFCKBI	XXXXXXXX	Insurance	Resolved	1	MTI3JIFCKBI-7V8G8MVK	HOI	The loan file did not contain evidence of the borrower premium for the Homeowners Policy. The loan is not escrowed and documentation of the PITI is required.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
1AU1JNW52SA	XXXXXXXX	Insurance	Resolved	1	1AU1JNW52SA-7V8G8MVK	HOI	The subject collateral is a Condominium. The loan file is missing the Master Insurance Policy covering the subject premise.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
Z3WYAKOENQ0	XXXXXXXX	Credit	Resolved	1	Z3WYAKOENQ0-HZ5671LK	Missing Doc	There is an Escrow Agreement in the loan file (page 138) for $XXX Need evidence that well & septic inspection has been completed and that the escrow has been released.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
1AU1JNW52SA	XXXXXXXX	Credit	Resolved	1	1AU1JNW52SA-JLS636HP	Income documentation does not meet guidelines
The applicable guidelines (page 13 of 20) require the prior 2 years W2s from all employers. There is a 2019 W2 in the loan file (page 500), however, the loan file does not contain the borrower's 2020 W2.
											XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
K1I2XDPWHKU	XXXXXXXX	Credit	Resolved	1	K1I2XDPWHKU-N82WOOQJ	Guidelines	The sales contract in the file is missing the addendum reflecting the final sales contract price of $XXX as reflected on the CD.				XX/XX/XXXX - Executed sales contract correcting sales price provided)	XX/XX/XXXX - Executed sales contract correcting sales price provided)
J2DZK4UQ2SB	XXXXXXXX	Credit	Resolved	1	J2DZK4UQ2SB-HZ5671LK	Missing Doc
The loan closed on XX/XX/XXXX (page 75), the employment verification for both borrowers are dated XX/XX/XXXX (page 512) for the borrower and XX/XX/XXXX (page 523) for the coborrower. The loan file is missing an employment verification within 10 business days of the loan closing.
											XX/XX/XXXX - Exception cleared (VVOE within 10 days of closing provided)	XX/XX/XXXX - Exception cleared (VVOE within 10 days of closing provided)
SFGJSQUQENP	XXXXXXXX	Credit	Resolved	1	SFGJSQUQENP-JH48LW86	VVOE > 10 days prior to Note date	The file does not contain a VVOE for XXX dated with 10 business days of the note date. The Equifax VOE is dated XX/XX/XXXX and the loan closed XX/XX/XXXX.				XX/XX/XXXX - Exception cleared (VVOE provided)	XX/XX/XXXX - Exception cleared (VVOE provided)
XFG1VNCSMCV	XXXXXXXX	Credit	Resolved	1	XFG1VNCSMCV-JH48LW86	VVOE > 10 days prior to Note date
A VVOE for borrower 2, dated within 10 days of the note is missing and is a required document. (pg. 555) is an incomplete VVOE. A copy of the completed VVOE, dated within 10 days of the note date, for borrower 2 must be uploaded to the file.
											XX/XX/XXXX - Exception cleared (VVOE confirming employment provided)	XX/XX/XXXX - Exception cleared (VVOE confirming employment provided)
JWBEYHUA0IB	XXXXXXXX	Legal Docs	Resolved	1	JWBEYHUA0IB-BAXAUT3E	Amount of title insurance is less than mortgage am	The title policy in the file reflects $XXX The loan amount is $XXX. An updated policy is required.				XX/XX/XXXX - Exception cleared (Updated Titel policy provided)	XX/XX/XXXX - Exception cleared (Updated Titel policy provided)
25CUIBA150E	XXXXXXXX	Compliance	Resolved	1	25CUIBA150E-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
											XX/XX/XXXX - Exception cleared (SPL provided)	XX/XX/XXXX - Exception cleared (SPL provided)
K2R1BUPJDFW	XXXXXXXX	Compliance	Resolved	1	K2R1BUPJDFW-OMJP9SOP	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
											XX/XX/XXXX - Exception cleared (SPL provided)	XX/XX/XXXX - Exception cleared (SPL provided)
U0UYN0XGMDC	XXXXXXXX	Credit	Resolved	1	U0UYN0XGMDC-HZ5671LK	Missing Doc
This loan was conditioned as follows (#8, at p. 2): "Provide complete copy of fully executed final Settlement Statement (HUD-1 or CD) evidencing sale of XXX. and netting a mininmumn of $XXX to our borrowers & evidencing the payoff of the following loans: Assoc Ln #XXX." The estimated closing statement provided is not signed and nets out only $XXX. A final, signed statement with proceeds of $XXX and paying off the mortgage is missing.
											XX/XX/XXXX - Exception cleared (Settlement statement confirming sell of property provided)	XX/XX/XXXX - Exception cleared (Settlement statement confirming sell of property provided)
IHPRQJAAIJ3	XXXXXXXX	Legal Docs	Resolved	1	IHPRQJAAIJ3-SQBKTREO	Condo / PUD rider Missing	Missing PUD Rider. Subject property is a PUD.				XX/XX/XXXX - Exception cleared (Rider provided)	XX/XX/XXXX - Exception cleared (Rider provided)
B2BRWLL1ZOJ	XXXXXXXX	Legal Docs	Resolved	1	B2BRWLL1ZOJ-EXSOIS8W	Mortgage missing / unexecuted	The Security Instrument (Mortgage/Deed of Trust) is missing.				XX/XX/XXXX - Exception cleared (Mortgage provided)	XX/XX/XXXX - Exception cleared (Mortgage provided)
IHPRQJAAIJ3	XXXXXXXX	Legal Docs	Resolved	1	IHPRQJAAIJ3-EXSOIS8W	Mortgage missing / unexecuted	The Security Instrument (Mortgage/Deed of Trust) is missing.				XX/XX/XXXX - Exception cleared (Mortgage provided)	XX/XX/XXXX - Exception cleared (Mortgage provided)
JWKCTJIHSJ5	XXXXXXXX	Legal Docs	Resolved	1	JWKCTJIHSJ5-EXSOIS8W	Mortgage missing / unexecuted	The Security Instrument (Mortgage/Deed of Trust) is missing.				XX/XX/XXXX - Exception cleared (Mortgage provided)	XX/XX/XXXX - Exception cleared (Mortgage provided)
VW5CMMZYLGY	XXXXXXXX	Legal Docs	Resolved	1	VW5CMMZYLGY-SQBKTREO	Condo / PUD rider Missing	The file is missing a copy of the subject mortgage condominium rider. A copy of this required document must be uploaded to the file.				XX/XX/XXXX - Exception cleared (Mortgage and applicable Rider provided)	XX/XX/XXXX - Exception cleared (Mortgage and applicable Rider provided)
VW5CMMZYLGY	XXXXXXXX	Legal Docs	Resolved	1	VW5CMMZYLGY-EXSOIS8W	Mortgage missing / unexecuted	The file is missing a copy of the subject mortgage/deed of trust. A copy of this required document must be uploaded to the file.				XX/XX/XXXX - Exception cleared (Mortgage and applicable RIder provided)	XX/XX/XXXX - Exception cleared (Mortgage and applicable RIder provided)
XT5ETDWOCPJ	XXXXXXXX	Legal Docs	Resolved	1	XT5ETDWOCPJ-NQ02EJ5Q	Mortgage Riders incomplete / inaccurate	The Security Instrument (Mortgage/Deed of Trust) is missing. Please provide Mortgage/Deed of Trust so analyst can determine what riders (if any) are required.				XX/XX/XXXX - Exception Cleared (Mortage provided)	XX/XX/XXXX - Exception Cleared (Mortage provided)
33WRUB2ZO4U	XXXXXXXX	Credit	Resolved	1	33WRUB2ZO4U-HZ5671LK	Missing Doc	Missing P&L and balance sheet for XXX				XX/XX/XXXX - Exception cleared (Confirmation that documentation was not required was received)	XX/XX/XXXX - Exception cleared (Confirmation that documentation was not required was received)
SFGJSQUQENP	XXXXXXXX	Credit	Resolved	1	SFGJSQUQENP-0BLBZVJN	Credit	The borrowers departure home on XXX - validation of the final payment including taxes and insurance on the home that will be retained was not located in the loan file.				XX/XX/XXXX - Exception cleared (Confirmation of pay off provided)	XX/XX/XXXX - Exception cleared (Confirmation of pay off provided)
JWKCTJIHSJ5	XXXXXXXX	Legal Docs	Resolved	1	JWKCTJIHSJ5-SQBKTREO	Condo / PUD rider Missing	The following referenced is missing: PUD Rider.				XX/XX/XXXX - Exception Cleared (Condo Rider provided)	XX/XX/XXXX - Exception Cleared (Condo Rider provided)
DII40UVQDA5	XXXXXXXX	Legal Docs	Resolved	1	DII40UVQDA5-SQBKTREO	Condo / PUD rider Missing	The loan file is missing a Copy of the Mortgage/Deed of Trust and associated PUD Rider.				XX/XX/XXXX - Exception cleared (Condo Rider provided)	XX/XX/XXXX - Exception cleared (Condo Rider provided)
RSCDQMLCYVF	XXXXXXXX	Legal Docs	Resolved	1	RSCDQMLCYVF-NQ02EJ5Q	Mortgage Riders incomplete / inaccurate	The following referenced Rider is missing: Renewal and Extension Exhibit.				XX/XX/XXXX - Exception cleared (Applicable Rider provided)	XX/XX/XXXX - Exception cleared (Applicable Rider provided)
MNLLJX2LELZ	XXXXXXXX	Credit	Resolved	1	MNLLJX2LELZ-E510UMK1	Transmittal (1008) is Missing	Missing 1008				XX/XX/XXXX - Exception cleared (1008 provided)	XX/XX/XXXX - Exception cleared (1008 provided)
DTXDLQYSTD2	XXXXXXXX	Credit	Resolved	1	DTXDLQYSTD2-E510UMK1	Transmittal (1008) is Missing	The transmittal summary and manual approval are missing from the loan file.				XX/XX/XXXX - Exception cleared (1008 provided)	XX/XX/XXXX - Exception cleared (1008 provided)
2ARE4DQHVXP	XXXXXXXX	Credit	Resolved	1	2ARE4DQHVXP-JH48LW86	VVOE > 10 days prior to Note date
Guidelines require a VVOE completed within 10 days of the Note date. The file has a VVOE from XXX dated XX/XX/XXXX and XX/XX/XXXX however, the information is current as of XX/XX/XXXX and XX/XX/XXXX and the Note date is XX/XX/XXXX.
											XX/XX/XXXX - Exception cleared ( VVOE for both borrowers provided)	XX/XX/XXXX - Exception cleared ( VVOE for both borrowers provided)
NEPFDEATQ5D	XXXXXXXX	Credit	Resolved	1	NEPFDEATQ5D-E7DONNTT	Credit history does not meet guidelines	The file is missing a satisfactory VOM for the two XXX mortgages.				XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
2SNXI1IABUS	XXXXXXXX	Credit	Resolved	1	2SNXI1IABUS-9MGT4PVG	Missing legal documents for senior or subordinate	The file is missing the executed subordination agreement.				XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
JLCHMQVWQMK	XXXXXXXX	Compliance	Resolved	1	JLCHMQVWQMK-KIH5QEQ5	Fraud Report	The Fraud Report reflects a NMLS Alert for the LenderXXX. The loan file does not contain documentation to evidence the LenderXXX is active and has a valid license as required.				XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
55BMHE5RX4Y	XXXXXXXX	Credit	Resolved	1	55BMHE5RX4Y-0BLBZVJN	Credit
The loan is a non arms transaction - guidelines required cancel checks or bank statement validating payments made in this situation. The loan file contained only two month validation of the lease payment of $XXXbeing made monthly, those were XX/XX/XXXX and XX/XX/XXXX. additional months are missing form the loan file.
											XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
M43E35P1UQ0	XXXXXXXX	Assets	Resolved	1	M43E35P1UQ0-CADCKFKY	Asset	The Note date is XX/XX/XXXX, the borrower's Retirement Account statement page 397 is dated XX/XX/XXXX through XX/XX/XXXX, more than 90 days from the Note date.				XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
UZSIQZXUWH0	XXXXXXXX	Credit	Waived/Accepted	2: Waived and Accepted by Client	UZSIQZXUWH0-0BLBZVJN	Credit
In addition to reviewing the credit report, there must be additional documentation verifying that all mortgage loans are current. The file is missing documentation to confirm the XXX was current as of the Note date on XX/XX/XXXX.
											Waived by Client: XX/XX/XXXX - Level 2	Waived by Client: XX/XX/XXXX - Level 2
YQILELGWUJP	XXXXXXXX	Credit	Resolved	1	YQILELGWUJP-PH3WIAVD	Income	The loan file is missing the 2019 1120S for theXXX. The 2018 1120 S is in the loan file (page 490).				XX/XX/XXXX: Cleared. The business XXX is a minor business with small loss that is not being considered in the overall income for the borrower.	XX/XX/XXXX: Cleared. The business XXX is a minor business with small loss that is not being considered in the overall income for the borrower.
ZJBPTQIKPRI	XXXXXXXX	Credit	Resolved	1	ZJBPTQIKPRI-E510UMK1	Transmittal (1008) is Missing	The 1008 is missing from the loan file				XX/XX/XXXX - Exception cleared (1008 provided)	XX/XX/XXXX - Exception cleared (1008 provided)
DII40UVQDA5	XXXXXXXX	Legal Docs	Resolved	1	DII40UVQDA5-EXSOIS8W	Mortgage missing / unexecuted	The Security Instrument (Mortgage/Deed of Trust) is missing.				XX/XX/XXXX - Exception cleared (Mortgage provided)	XX/XX/XXXX - Exception cleared (Mortgage provided)
3U3XU5ARBS0	XXXXXXXX	Credit	Waived/Accepted	2: Waived and Accepted by Client	3U3XU5ARBS0-P6P8CVNF	Mortgage history for primary residence less than 1
M2WKQWTLHUD	XXXXXXXX	Credit	Resolved	1	M2WKQWTLHUD-N0ARUTPV	Assets are not sufficient to close	Missing final cd from sale of prior residence to account for the estimated $XXXX net proceeds from that sale.
4GAA43WVK54	XXXXXXXX	Credit	Waived/Accepted	2: Waived and Accepted by Client	4GAA43WVK54-P6P8CVNF	Mortgage history for primary residence less than 1	No issue - DU did not require a prior VOR.
IKHC4WRJZR2	XXXXXXXX	Eligibility	Resolved	1	IKHC4WRJZR2-M5UPHMYN	Occupancy does not meet eligibility requirement(s)
Per the initial loan application (P 216), the subject transaction was a purchase of a secondary residence. Per the final application (P 15), the transaction was a purchase of primary residence. However, the final application reflected the primary was to be retained, and in Section 5: Declarations, it is marked “no” to “Will you occupy the property as your primary residence?”. The 1008 (P 234) reflects the transaction is for a Primary Residence. The notes at the bottom of the 1008, reflect it is a purchase of a secondary residence. The borrower works and lives in California. The subject property is in Illinois. The payment coupon for the subject loan (P 88) has the borrower's address in California as the mailing address, not the subject property. The loan funded as a primary residence but was a secondary residence.

4GAA43WVK54	XXXXXXXX	Valuation	Waived/Accepted	2: Waived and Accepted by Client	4GAA43WVK54-BG9BY1ON	Property listed for sale in past 12 months	Property not currently listed.
53RCSX5LPEP	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	53RCSX5LPEP-OMJP9SOP	Missing TRID RESPA Disclosures
The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the LE issued on XX/XX/XXXX. The CD shows $XXX whereas the LE shows $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).

O4L1I3RKFS1	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	O4L1I3RKFS1-OMJP9SOP	Missing TRID RESPA Disclosures
The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the LE issued on XX/XX/XXXX. The CD shows $XXX whereas the LE shows $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).

GCGMPLQIX4H	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	GCGMPLQIX4H-OMJP9SOP	Missing TRID RESPA Disclosures
The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the LE issued on XX/XX/XXXX . The CD shows $XXX whereas the LE $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).

4GAA43WVK54	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	4GAA43WVK54-MJ8JCGR2	Missing TRID RESPA Disclosures	The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the Notary signature date on the Security Instrument.
THUTKHQIUY0	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	THUTKHQIUY0-6NDA6LM2	ROR
The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located TX, model H-9 should have been used.

0GQKVHECDCT	XXXXXXXX	Credit	Resolved	1	0GQKVHECDCT-HTEKL4JF	Asset do not meet guidelines	The file is missing the documentation to support the receipt of the $XXX gift funds given at closing.
LDCBKHRQYIT	XXXXXXXX	Credit	Resolved	1	LDCBKHRQYIT-084LDYCE	VOM or VOR missing/required	The final Loan Application (page 15) shows that the borrowers have been renting fore the last 1.3 years. The loan file is missing verification of the rental history.
B5LVNSZTB50	XXXXXXXX	Legal Docs	Resolved	Resolved	B5LVNSZTB50-SQBKTREO	* Condo / PUD rider Missing (Lvl R)	The following referenced Rider is missing: PUD Rider.
1AU1JNW52SA	XXXXXXXX	Credit	Waived/Accepted	2: Waived and Accepted by Client	1AU1JNW52SA-F5KBXJVS	Special information booklet is Missing
The Home Loan Toolkit dated XX/XX/XXXX was not disclosed within 3 days of the application date. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XX/XX/XXXX.

LS0Z4Y5PZF0	XXXXXXXX	Credit	Waived/Accepted	2: Waived and Accepted by Client	LS0Z4Y5PZF0-F5KBXJVS	Special information booklet is Missing
The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XX/XX/XXXX.

NET0WI4AGFF	XXXXXXXX	Credit	Waived/Accepted	2: Waived and Accepted by Client	NET0WI4AGFF-F5KBXJVS	Special information booklet is Missing
The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XX/XX/XXXX.

NZ0MT4RBXGA	XXXXXXXX	Credit	Active	2: Acceptable with Warnings	NZ0MT4RBXGA-F5KBXJVS	* Special information booklet is Missing (Lvl 2)
The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XX/XX/XXXX.

1AU1JNW52SA	XXXXXXXX	Credit	Waived/Accepted	2: Waived and Accepted by Client	1AU1JNW52SA-D8XPN8A0	Doc Issue
The Homeownership Counseling Disclosure (HOC) dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application.

YQILELGWUJP	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	YQILELGWUJP-BNMOTPNR	Disclosures
The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, XX/XX/XXXX.The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 business days of application

YZPPFCUXZ5T	XXXXXXXX	Compliance	Resolved	1	YZPPFCUXZ5T-AJUUGN04	ComplianceEase TRID Tolerance Test Failed
The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase/addition to the following fee(s) was not accepted because a valid reason was not provided: Title Coordination Fee in amount of $XXX on Closing Disclosure dated XX/XX/XXXX. A cost to cure in the amount of $30.40 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

DJNAGIPMGC2	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	DJNAGIPMGC2-MJ8JCGR2	Missing TRID RESPA Disclosures	The PCCDs issued on XX/XX/XXXX does not reflect the correct Closing date when compared to the notary signature date on the Security Instrument.
XT5ETDWOCPJ	XXXXXXXX	Legal Docs	Resolved	1	XT5ETDWOCPJ-EXSOIS8W	Mortgage missing / unexecuted	The Security Instrument (Mortgage/Deed of Trust) is missing.
0K1M4R5USFG	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	0K1M4R5USFG-OMJP9SOP	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

1P1N4CMHSWM	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	1P1N4CMHSWM-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

4H5JZ3VTPJD	XXXXXXXX	Compliance	Active	2: Acceptable with Warnings	4H5JZ3VTPJD-MJ8JCGR2	* Missing TRID RESPA Disclosures (Lvl 2)
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

B3QGO22N0UR	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	B3QGO22N0UR-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

B5Q4IW3XSCC	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	B5Q4IW3XSCC-OMJP9SOP	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

BL0WW443EMZ	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	BL0WW443EMZ-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

DKL3UCJOXFI	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	DKL3UCJOXFI-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

G25QO4PYYUY	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	G25QO4PYYUY-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

H3JLICNITXB	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	H3JLICNITXB-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

HA43EB1SG5L	XXXXXXXX	Compliance	Active	2: Acceptable with Warnings	HA43EB1SG5L-OMJP9SOP	* Missing TRID RESPA Disclosures (Lvl 2)
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

IEHTAFGMRDS	XXXXXXXX	Compliance	Active	2: Acceptable with Warnings	IEHTAFGMRDS-MJ8JCGR2	* Missing TRID RESPA Disclosures (Lvl 2)
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

IM1VKBGGCXF	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	IM1VKBGGCXF-OMJP9SOP	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

J0NFB4XJTJP	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	J0NFB4XJTJP-OMJP9SOP	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

JU04V32LZUD	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	JU04V32LZUD-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

KCIDMWCAMYQ	XXXXXXXX	Compliance	Active	2: Acceptable with Warnings	KCIDMWCAMYQ-MJ8JCGR2	* Missing TRID RESPA Disclosures (Lvl 2)
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

L00YLC2BM3L	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	L00YLC2BM3L-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

L2GWRQHLTIW	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	L2GWRQHLTIW-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

LDCBKHRQYIT	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	LDCBKHRQYIT-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

M43E35P1UQ0	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	M43E35P1UQ0-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

MEZAEVJBYN3	XXXXXXXX	Compliance	Active	2: Acceptable with Warnings	MEZAEVJBYN3-MJ8JCGR2	* Missing TRID RESPA Disclosures (Lvl 2)
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

MHMBHHQ22QH	XXXXXXXX	Compliance	Active	2: Acceptable with Warnings	MHMBHHQ22QH-OMJP9SOP	* Missing TRID RESPA Disclosures (Lvl 2)
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

MJVSIFSCRRL	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	MJVSIFSCRRL-OMJP9SOP	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

NZ0MT4RBXGA	XXXXXXXX	Compliance	Active	2: Acceptable with Warnings	NZ0MT4RBXGA-OMJP9SOP	* Missing TRID RESPA Disclosures (Lvl 2)
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

QEZSIBRYCAC	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	QEZSIBRYCAC-OMJP9SOP	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

QV1QPJ3DVGG	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	QV1QPJ3DVGG-OMJP9SOP	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

RLUEOYLVZW1	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	RLUEOYLVZW1-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

T11Y2YD42PK	XXXXXXXX	Compliance	Active	2: Acceptable with Warnings	T11Y2YD42PK-MJ8JCGR2	* Missing TRID RESPA Disclosures (Lvl 2)
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

UXPHOQBJLLH	XXXXXXXX	Compliance	Active	2: Acceptable with Warnings	UXPHOQBJLLH-MJ8JCGR2	* Missing TRID RESPA Disclosures (Lvl 2)
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

WID4KXUUE24	XXXXXXXX	Compliance	Active	2: Acceptable with Warnings	WID4KXUUE24-MJ8JCGR2	* Missing TRID RESPA Disclosures (Lvl 2)
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

X3LZDBKYZYI	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	X3LZDBKYZYI-OMJP9SOP	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

XV01RNDWMRQ	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	XV01RNDWMRQ-OMJP9SOP	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

Y4NT2QNJ313	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	Y4NT2QNJ313-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

YAT5HTSQ0ST	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	YAT5HTSQ0ST-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

YKKBC5L4GXX	XXXXXXXX	Compliance	Active	2: Acceptable with Warnings	YKKBC5L4GXX-OMJP9SOP	* Missing TRID RESPA Disclosures (Lvl 2)
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

YQILELGWUJP	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	YQILELGWUJP-MJ8JCGR2	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

ZJBPTQIKPRI	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	ZJBPTQIKPRI-OMJP9SOP	Missing TRID RESPA Disclosures
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

OZG42YO0VHT	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	OZG42YO0VHT-OMJP9SOP	Missing TRID RESPA Disclosures
The Service Provider List, issued on XX/XX/XXXX, is inaccurate. The following is missing from the disclosure: Sewer Fee. Per Regulation Z, if the creditor permits a consumer to shop for a settlement service, the creditor must identify at least one provider of that service on the Service Provider List. The list must also contain sufficient information for the consumer to contact a provider for each required settlement service for which the consumer can shop. In addition, the document must state that the consumer may choose a different provider. Note: Failure to provide a service provider for a shoppable service on the Service Provider List is treated as not allowing the borrower to shop for that service. As a result, charged shoppable fees will be included in the 10% tolerance bucket.

C5VK0XTRXFD	XXXXXXXX	Compliance	Waived/Accepted	2: Waived and Accepted by Client	C5VK0XTRXFD-DADZZYZO	Missing evidence of TRID Disclosure Delivery
This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on 6/XX/21 was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.

IQ22P5FTRM1	XXXXXXXX	Compliance	Resolved	Resolved	IQ22P5FTRM1-A4FROFQC	* ComplianceEase Exceptions Test Failed (Lvl R)	Violation addressed under a separate category.
XQMZQHYIQOU	XXXXXXXX	Compliance	Resolved	Resolved	XQMZQHYIQOU-A4FROFQC	* ComplianceEase Exceptions Test Failed (Lvl R)	Violation addressed under a separate category.
OFZN0L2QI4X	XXXXXXXX	Compliance	Resolved	Resolved	OFZN0L2QI4X-TRKLWKHN	* ComplianceEase Risk Indicator is "Moderate" (Lvl R)	Violation addressed under another category.